Carrying Value and Fair Value of Blackstone Issued Notes (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
4.750% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Feb. 15, 2023
4.750% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	4.75%
2.000% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	May 19, 2025
2.000% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
1.000% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 05, 2026
1.000% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	1.00%
3.150% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 02, 2027
3.150% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	3.15%
5.900% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov. 03, 2027
5.900% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	5.90%
1.625% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 05, 2028
1.625% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	1.625%
1.500% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Apr. 10, 2029
1.500% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	1.50%
2.500% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 10, 2030
2.500% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.50%
1.600% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Mar. 30, 2031
1.600% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	1.60%
2.000% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 30, 2032
2.000% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
2.550% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Mar. 30, 2032
2.550% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.55%
6.200% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Apr. 22, 2033
6.200% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	6.20%
3.500% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Jun. 01, 2034
3.500% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	3.50%
6.250% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 15, 2042
6.250% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	6.25%
5.000% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Jun. 15, 2044
5.000% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	5.00%
4.450% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Jul. 15, 2045
4.450% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	4.45%
4.000% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 02, 2047
4.000% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	4.00%
3.500% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep. 10, 2049
3.500% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	3.50%
2.800% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep. 30, 2050
2.800% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.80%
2.850% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 05, 2051
2.850% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.85%
3.200% Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 30, 2052
3.200% Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	3.20%
Secured Borrowings One
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 27, 2033
Secured Borrowings Two
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 29, 2035